Financial Instruments	12 Months Ended
Dec. 31, 2019
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Financial Instruments
NOTE 3. FINANCIAL INSTRUMENTS

Schedule P “Categories of Financial Assets and Liabilities”, discloses the measurement categories and fair value hierarchies for financial instruments.
As of the indicated dates, the Group maintains the following portfolios of financial instruments:

Portfolio of Instruments as of 12.31.2019	Fair Value through Profit or Loss	Amortized Cost	Fair Value through OCI
Assets
Argentine Central Bank’s Bills and Notes	58,141,095	—	—
Government Securities	6,700,187	—	—
Corporate Securities	849,178	—	—
Derivative Financial Instruments	2,329,074	—	—
Repurchase Transactions	—	30,075,478	—
Other Financial Assets	5,024,505	5,890,829	—
Loans and Other Financing	—	358,558,869	—
Other Debt Securities	—	3,103,324	15,916,306
Financial Assets Pledged as Collateral	1,735,692	9,814,894	—
Investment in Equity Instruments	4,554,453	—	—
Liabilities
Deposits	—	393,735,406	—
Liabilities at fair value through profit or loss	1,422,157	—	—
Derivative Financial Instruments	881,099	—	—
Repurchase Transactions	—	—	—
Other Financial Liabilities	—	71,362,718	—
Financing Received from the Argentine Central Bank and Other Financial Institutions	—	22,723,687	—
Debt Securities	—	29,240,851	—
Subordinated Debt Securities	—	15,499,212	—

Portfolio of Instruments as of 12.31.2018	Fair Value through Profit or Loss	Amortized Cost	Fair Value through OCI
Assets
Argentine Central Bank’s Bills and Notes	107,833,074	—	—
Government Securities	7,229,824	—	—
Corporate Securities	1,749,987	—	—
Derivative Financial Instruments	2,746,893	—	—
Repurchase Transactions	—	3,181,371	—
Other Financial Assets	6,620,071	7,298,580	—
Loans and Other Financing	—	434,899,689	—
Other Debt Securities	—	8,171,631	14,017,361
Financial Assets Pledged as Collateral	5,322,158	11,318,650	—
Investments in Equity Instruments	247,753	—	—
Liabilities
Deposits	—	553,946,288	—
Liabilities at fair value through profit or loss	3,299,188	—	—
Derivative Financial Instruments	2,824,038	—	—
Repurchase Transactions	—	2,997,515	—
Other Financial Liabilities	—	97,275,984	—
Financing Received from the Argentine Central Bank and Other Financial Institutions	—	29,914,292	—
Debt Securities	—	46,124,574	—
Subordinated Debt Securities	—	15,026,155	—